Investment in Operating Leases (Tables)	12 Months Ended
Mar. 31, 2020
Leases [Abstract]
Investment in Operating Leases
Investment in operating leases at March 31, 2019 consists of the following:

Millions of yen
2019
Transportation equipment	¥1,304,925
Measuring and information-related equipment	266,436
Real estate	336,002
Other	31,152

1,938,515
Accumulated depreciation	(634,478)

Net	1,304,037
Accrued rental receivables	31,922

¥1,335,959

Depreciation and Various Expenses (Insurance, Property Tax and Other) of Operating Lease	Depreciation and various expenses for fiscal 2018 and 2019 are as follows:

	Millions of yen
	2018	2019
Depreciation expenses	¥195,047	¥202,858
Various expenses	57,280	54,463

	¥252,327	¥257,321